Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2013
Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST
Central Index Key	dei_EntityCentralIndexKey	0000205323
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 05, 2014
Prospectus Date	rr_ProspectusDate	Feb. 05, 2014